TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax exempt income	16.50%
Federal statutory income tax rate	25.00%	25.00%
Valuation allowance of deferred tax assets		$ 62,502
Value added tax percentage	13.00%
Value added tax payable	$ 0	(1,500)
Income tax expenses related to other levies and witholding	$ 0	$ 0